Financial result (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Financial result
Finance expense	€ (449)	€ (1,048)
Interest expense on lease liabilities	(292)	(36)
Interest expense from the application of the effective interest rate method	(122)	(567)
Expense from revaluation of derivative financial instruments	(35)
Fair value valuation of financial assets		(443)
Other		(2)
Finance income	29	1,399
Payout of bond funds		77
Interest income from term deposits	27
Income from revaluation of derivative financial instruments		1,316
Other	2	6
Financial result	€ (420)	€ 351